Taxation (Tables)	6 Months Ended
Sep. 30, 2024
Taxation
Schedule of income tax expense

	Six months ended 30 September
		Re-presented[1]
	2024	2023
	€m	€m
United Kingdom corporation tax (expense)/income
Current period	(44)	(38)
Adjustments in respect of prior periods	2	(19)
Overseas current tax (expense)/income
Current period	(551)	(394)
Adjustments in respect of prior periods	39	—
Total current tax expense	(554)	(451)

Deferred tax on origination and reversal of temporary differences
United Kingdom deferred tax	(27)	(24)
Overseas deferred tax	(319)	(271)
Total deferred tax expense	(346)	(295)
Total income tax expense	(900)	(746)

Note:

1.	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.